INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Federal
Current expense				$ 495,442	$ 1,237,860
Deferred (benefit) expense				(157,029)	9,657
State
Change in valuation allowance				148,348
Income tax provision	$ 2,422	$ 404,809	$ 1,247,517	$ 486,761	$ 1,247,517